ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Beginning balance	$ 1,874,330	$ 1,336,177
Provision/(Reverse) for doubtful accounts	(1,136,229)	538,153
Ending balance	$ 738,101	$ 1,874,330